SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	$ (56,096,366)	$ (50,609,081)	$ (133,580,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			217
Gain on repurchase of convertible senior notes			(10,348,750)
Amortization of convertible senior notes		$ 15,934	964,749
Others	$ 166,414	112,339	152,554
Changes in operating assets and liabilities:
Amounts due from subsidiaries	2,732,663	(16,980,025)	(36,750,808)
Net cash provided by (used in) operating activities	(62,502,409)	(103,145,212)	(15,612,697)
Investing activities:
Purchase of PPE	(20,193,342)	(40,901,214)	(44,288,415)
Net cash (used in) investing activity	$ 7,289,656	2,196,514	(183,446,465)
Financing activities:
Payment of convertible senior notes repurchase		(1,500,000)	(15,651,250)
Net cash used in financial activities	$ 49,656,574	(30,895,326)	171,163,933
Net increase (decrease) in cash and cash equivalents	(12,216,589)	(129,016,840)	(26,166,447)
Cash and cash equivalents at the beginning of the year	54,295,577	183,312,417	209,478,864
Cash and cash equivalents at the end of the year	$ 42,078,988	54,295,577	183,312,417
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement		(2,097,340)	443,100
Parent Company [Member]
Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	$ (56,495,229)	(50,609,081)	(133,580,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in gains/losses of subsidiaries	$ 56,215,596	$ 50,695,469	141,703,447
Share-based compensation			217
Gain on repurchase of convertible senior notes			(10,348,750)
Amortization of convertible senior notes		$ 15,934	964,750
Others	$ 813		(256,363)
Changes in operating assets and liabilities:
Other receivables	153,649	$ (61,798)	(52,466)
Other liabilities	260,010	(752,627)	(11,832)
Amounts due from subsidiaries	(420,962)	2,318,743	15,517,779
Net cash provided by (used in) operating activities	$ (286,123)	1,606,640	$ 13,936,118
Investing activities:
Purchase of PPE		(3,511)
Net cash (used in) investing activity		(3,511)
Financing activities:
Payment of convertible senior notes repurchase		(1,500,000)	$ (15,651,250)
Net cash used in financial activities		(1,500,000)	(15,651,250)
Net increase (decrease) in cash and cash equivalents	$ (286,123)	103,129	(1,715,132)
Cash and cash equivalents at the beginning of the year	401,680	298,551	2,013,683
Cash and cash equivalents at the end of the year	$ 115,557	$ 401,680	298,551
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement			$ 443,100